Operating Segments (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Operating Segments [Abstract]
Schedule of Segment Performance

Segment performance

	Battery Materials	Battery Technology	Graphite Exploration and Mining	Unallocated	Total
2022
Segment revenue1	$—	$8,417,763	$—	$—	$8,417,763
Other income	531,850	1,658,846	—	—	2,190,696
Interest income	—	6,042	—	5,429	11,471
Total income	531,850	10,082,651	—	5,429	10,619,930
Segment net profit / (loss) before tax	$(28,538,900)	$(8,730,995)	$—	$(34,171,129)	$(71,441,024)

	Battery Materials	Battery Technology	Graphite Exploration and Mining	Unallocated	Total
2021
Segment revenue1	$—	$5,227,347	$—	$—	$5,227,347
Other income	69,204	798,882	—	81,500	949,586
Interest income	—	—	—	35,066	35,066
Total income	69,204	6,026,229	—	116,566	6,211,999
Segment net profit / (loss) before tax	$(11,968,654)	$(63,661)	$(46,424)	$(5,997,338)	$(18,076,077)

	Battery Materials	Battery Technology	Graphite Exploration and Mining	Unallocated	Total
2020
Segment revenue1	$—	$4,253,435	$—	$—	$4,253,435
Other income	—	785,154	—	59,000	844,154
Interest income	—	—	—	723	723
Total income	—	5,038,589	—	59,723	5,098,312
Segment net profit / (loss) before tax	$—	$(853,084)	$(7,426,978)	$(11,748,464)	$(20,028,526)

[1]See Note 3, Revenue, for segment revenue by product line for the years ended June 30, 2022, 2021 and 2020.

Schedule of Segment Assets

Segment assets

	Battery Materials	Battery Technology	Graphite Exploration and Mining	Unallocated	Total
2022
Segment assets	$197,613,494	$27,616,815	$3,229,178	$211,101,915	$439,561,402

	Battery Materials	Battery Technology	Graphite Exploration and Mining	Unallocated	Total
2021
Segment assets	$47,899,929	$13,990,451	$3,116,523	$137,850,370	$202,857,273

Schedule of Segment Liabilities

Segment liabilities

	Battery Materials	Battery Technology	Graphite Exploration and Mining	Unallocated	Total
2022
Segment liabilities	$59,326,240	$13,003,443	$—	$2,888,400	$75,218,083

	Battery Materials	Battery Technology	Graphite Exploration and Mining	Unallocated	Total
2021
Segment liabilities	$9,277,070	$7,440,067	$-	$1,744,334	$18,461,471